GENERAL AND ADMINISTRATIVE (Tables)	12 Months Ended
Dec. 31, 2024
General And Administrative
SCHEDULE OF GENERAL AND ADMINISTRATIVE

(in thousands)	December 31, 2024	December 31, 2023	December 31, 2022
Salaries and related expenses	$969	$553	$601
Professional services	1,030	1,570	2,527
Consulting and director fees	1,449	1,131	1,171
Travel	128	63	135
Office and general	976	1,415	1,994
Regulatory and filing fees	196	169	(33)
Shareholder relations	112	228	547
Total	$4,860	$5,129	$6,942